As filed with the Securities and Exchange Commission on March 14, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2016 – January 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

Semi-Annual Report
January 31, 2017
(Unaudited)

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND SCHEDULE OF INVESTMENTS JANUARY 31, 2017

Shares	Security Description	Value

Exchange Traded Note - 3.0%
9,583	iPATH S&P 500 VIX Short-Term Futures ETN (a) (Cost $188,987)	$186,102

Investment Company - 96.6%
26,529	SPDR S&P 500 ETF Trust (Cost $5,857,872)	6,036,143

Total Investments - 99.6% (Cost $6,046,859)*	$6,222,245
Other Assets & Liabilities, Net – 0.4%	26,226
Net Assets – 100.0%	$6,248,471

ETF	Exchange Traded Fund
ETN	Exchange Traded Note
(a)	Non-income producing security.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$178,272
Gross Unrealized Depreciation	(2,886)
Net Unrealized Appreciation	$175,386

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2017.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$6,222,245
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$6,222,245

The Level 1 value displayed in this table includes an Exchange Traded Note and an Investment Company.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2017.
PORTFOLIO HOLDINGS
% of Net Assets
Exchange Traded Note	3.0%
Investment Company	96.6%
Other Assets & Liabilities, Net	0.4%
100.0%

See Notes to Financial Statements.	1

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENT OF ASSETS AND LIABILITIES JANUARY 31, 2017

ASSETS
. Total investments, at value (Cost $6,046,859)	$6,222,245
Cash	283,915
Receivables:
Fund shares sold	161,694
Investment securities sold	57,067
Interest	110
From investment adviser	15,753
Prepaid expenses	9,062
Total Assets	6,749,846

LIABILITIES
Payables:
Investment securities purchased	430,801
Accrued Liabilities:
Trustees' fees and expenses	1,151
Fund services fees	35,629
Other expenses	33,794
Total Liabilities	501,375

NET ASSETS	$6,248,471

COMPONENTS OF NET ASSETS
Paid-in capital	$6,137,638
Distributions in excess of net investment income	(7,456)
Accumulated net realized loss	(57,097)
Net unrealized appreciation	175,386
NET ASSETS	$6,248,471

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	612,278
Investor Shares	29,650

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $5,960,795)	$9.74
Investor Shares (based on net assets of $287,676)	$9.70

See Notes to Financial Statements.	2

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENT OF OPERATIONS SIX MONTHS ENDED JANUARY 31, 2017

INVESTMENT INCOME
Dividend income .	$16,597
Interest income	260
Total Investment Income	16,857

EXPENSES
Investment adviser fees	20,969
Fund services fees	60,322
Transfer agent fees:
Institutional Shares	17,464
Investor Shares	10,682
Distribution fees:
Investor Shares	349
Custodian fees	3,770
Registration fees:
Institutional Shares	11,675
Investor Shares	7,079
Professional fees	21,986
Trustees' fees and expenses	1,723
Miscellaneous expenses	15,770
Total Expenses	171,789
Fees waived and expenses reimbursed	(147,476)
Net Expenses	24,313

NET INVESTMENT LOSS	(7,456)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments	(46,571)
Net change in unrealized appreciation (depreciation) on investments	110,764
NET REALIZED AND UNREALIZED GAIN	64,193
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,737

See Notes to Financial Statements.	3

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended January 31, 2017	August 3, 2015* Through July 31, 2016
OPERATIONS
Net investment loss	$(7,456)	$(520)
Net realized gain (loss)	(46,571)	16,261
Net change in unrealized appreciation (depreciation)	110,764	64,622
Increase in Net Assets Resulting from Operations	56,737	80,363

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	-	(519)
Investor Shares	-	(116)
Net realized gain:
Institutional Shares	(20,450)	(1,247)
Investor Shares	(3,600)	(335)
Total Distributions to Shareholders	(24,050)	(2,217)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	4,826,852	1,863,115
Investor Shares	28,136	341,060
Reinvestment of distributions:
Institutional Shares	19,035	1,766
Investor Shares	3,601	451
Redemption of shares:
2	Institutional Shares	(326,462)	(526,102)
1	Investor Shares	(5,371)	(88,443)
Increase in Net Assets from Capital Share Transactions	4,545,791	1,591,847
Increase in Net Assets	4,578,478	1,669,993

NET ASSETS
Beginning of Period	1,669,993	-
End of Period (Including line (a))	$6,248,471	$1,669,993

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	498,404	199,787
Investor Shares	2,920	36,022
Reinvestment of distributions:
Institutional Shares	1,955	180
Investor Shares	371	46
Redemption of shares:
Institutional Shares	(33,859)	(54,189)
Investor Shares	(573)	(9,136)
Increase in Shares	469,218	172,710

(a)	Distributions in excess of net investment income	$(7,456)	$-
*	Commencement of operations.

See Notes to Financial Statements.	4

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended January 31, 2017		August 3, 2015 (a) Through July 31, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$9.67		$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.03)		—	(c)
Net realized and unrealized gain (loss)	0.22		(0.26	)(d)
Total from Investment Operations	0.19		(0.26)
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—		(0.02)
Net realized gain	(0.12)		(0.05)
Total Distributions to Shareholders	(0.12)		(0.07)
NET ASSET VALUE, End of Period	$9.74		$9.67
TOTAL RETURN	2.01	%(e)	(2.56	)%(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$5,961		$1,410
Ratios to Average Net Assets:(f)
Net investment loss	(0.66	)%(g)	(0.03	)%(g)
Net expenses	2.00	%(g)	2.00	%(g)
Gross expenses (h)	13.06	%(g)	21.68	%(g)
PORTFOLIO TURNOVER RATE	105	%(e)	739	%(e)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)		Less than $0.01 per share.
(d)
Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(e)		Not annualized.
(f)
The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(g)		Annualized.
(h)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	5

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Six Months Ended January 31, 2017		August 14, 2015 (a) Through July 31, 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$9.65		$9.99
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)		(0.01)
Net realized and unrealized gain (loss)	0.19		(0.26	)(c)
Total from Investment Operations	0.17		(0.27)
DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income	—		(0.02)
Net realized gain	(0.12)		(0.05)
Total Distributions to Shareholders	(0.12)		(0.07)
NET ASSET VALUE, End of Period	$9.70		$9.65
TOTAL RETURN	1.81	%(d)	(2.70	)%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$288		$260
Ratios to Average Net Assets:(e)
Net investment loss	(0.35	)%(f)	(0.14	)%(f)
Net expenses	2.25	%(f)	2.25	%(f)
Gross expenses (g)	23.84	%(f)	41.59	%(f)
PORTFOLIO TURNOVER RATE	105	%(d)	739	%(d)

(a)		Commencement of operations.
(b)		Calculated based on average shares outstanding during each period.
(c)
Per share amount does not reflect the actual net realized and unrealized gain/(loss) for the period due to the timing of Fund share sales and the amount of per share realized and unrealized gains and losses at such time.

(d)		Not annualized.
(e)
The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(f)		Annualized.
(g)		Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	6

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2017

Note 1. Organization
The ABR Dynamic Blend Equity & Volatility Fund (the "Fund") is a non-diversified portfolio of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively. The Fund's investment objective is to seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Fund believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser, as defined in Note 4, to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of January 31, 2017, for the Fund's investments is included in the Fund's Schedule of Investments.
7

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2017

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of January 31, 2017, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes the Fund may concentrate cash with the Fund's custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation ("FDIC") insurance limits. As of January 31, 2017, the Fund held $33,915 as cash reserves at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – ABR Dynamic Funds, LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.75% of the Fund's average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund's average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
8

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND NOTES TO FINANCIAL STATEMENTS JANUARY 31, 2017

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 2.00% and Investor Shares to 2.25%, through at least November 30, 2017. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended January 31, 2017, fees waived and expenses reimbursed were as follows:
Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$20,969	$104,123	$22,384	$147,476

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Fund's net annual operating expenses of that class to exceed the expense cap in place at the time the fees were waived/reimbursed. As of January 31, 2017, $335,961 is subject to recapture by the Adviser.
Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended January 31, 2017, were $7,466,020 and $2,973,724, respectively.
Note 7. Federal Income Tax
As of July 31, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed Ordinary Income	$24,048
Unrealized Appreciation	54,098
Total	$78,146

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and undistributed short-term capital gains.
Note 8. Underlying Investment in Other Investment Companies
The Fund currently invests a portion of its assets in the SPDR S&P 500 ETF Trust. The Fund may eliminate its investments at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders. The performance of the Fund may be directly affected by the performance of the SPDR S&P 500 ETF Trust. As of January 31, 2017 the percentage of the Fund's net assets invested in the SPDR S&P 500 ETF Trust was 96.6%. The latest financial statements for the SPDR S&P 500 ETF Trust can be found at www.sec.gov and should be read in conjunction with the Fund's financial statements.
Note 9. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the amendments to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently evaluating the impact that the amendments will have on the Fund's financial statements and related disclosures.
Note 10. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
9

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND ADDITIONAL INFORMATION JANUARY 31, 2017

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016, through January 31, 2017.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	August 1, 2016	January 31, 2017	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,020.11	$10.18	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.12	$10.16	2.00%
Investor Shares
Actual	$1,000.00	$1,018.06	$11.44	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.86	$11.42	2.25%

*
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 365 to reflect the half-year period.

10

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 422-4518 (toll free)

INVESTMENT ADVISER
ABR Dynamic Funds, LLC
48 Wall Street
New York, NY 10005

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

227-SAR-0117

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	March 9, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	March 9, 2017